Reconciliation of Income Tax Expense (Benefit) Computed by Applying U.S. Statutory Federal Income Tax Rate against Income (Loss) before Income Taxes to Provision (Benefit) for Income Taxes (Detail) - USD ($)
$ in Thousands
	3 Months Ended	12 Months Ended
	Feb. 28, 2015	May 31, 2016	May 31, 2015	May 31, 2014
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at the U.S. statutory federal income tax rate		$ 169,213	$ 158,638	$ 148,570
Impact of foreign operations		(29,969)	(32,706)	(27,374)
State and local income taxes, net of federal income tax benefit		4,310	4,140	4,519
Tax benefits from the domestic manufacturing deduction		(8,030)		(4,878)
Nondeductible business expense		2,224	1,782	1,508
Valuation allowance		(3,357)	(10,455)	(2,998)
Unremitted foreign earnings	$ 106,200	(3,712)	106,227	2,500
Non-taxable gain from joint venture remeasurement		(2,790)
Other		(1,881)	(2,701)	(3,344)
Provision for Income Taxes		$ 126,008	$ 224,925	$ 118,503
Effective Income Tax Rate		26.10%	49.60%	27.90%